Stock Option Plan and Warrants - Schedule of Warrants Outstanding and Exercisable (Details)	Dec. 31, 2020	Dec. 31, 2019
Expected Life [Member]
Warrants term	1 year 6 months	1 year 6 months
Dividend Yield [Member]
Warrants measurement input	0	0
Expected Volatility [Member]
Warrants measurement input	90	90
Risk-Free Interest Rate [Member] | Minimum [Member]
Warrants measurement input	0.19	1.74
Risk-Free Interest Rate [Member] | Maximum [Member]
Warrants measurement input	1.59	2.47